Taxes (Details 2) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets
Startup cost	$ 197,174	$ 201,217
Plant and equipment	(377,653)	140,283
Intangible assets	(94,156)	(49,556)
Staff Education	1,463	1,493
Provision for doubtful accounts	1,465,987	1,184,219
Impairment provision for long-lived assets, intangible assets, and reserve for prepayment, non-current	13,655,377	13,444,794
Net operating loss carryforward in China	942,624	284,276
Total non-current deferred tax assets	15,790,816	15,206,726
Valuation allowance	(15,634,007)	(14,817,756)
Total non-current deferred tax assets, net	156,809	388,970
Total deferred tax assets, net	$ 156,809	$ 388,970